Subsequent Events (Details)	May 01, 2024 USD ($) item $ / shares shares	Apr. 01, 2024 $ / shares shares	Mar. 10, 2024 USD ($) $ / shares	Nov. 01, 2023 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares	Mar. 28, 2024 USD ($)	Mar. 25, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Subsequent Events
Share price								$ 10.00
Class A common stock
Subsequent Events
Common stock, par value (in dollars per share)					$ 0.0001			0.0001	$ 0.0001
Class A common stock | Maximum
Subsequent Events
Share price					9.20			9.20
Class B common stock
Subsequent Events
Common stock, par value (in dollars per share)					$ 0.0001			$ 0.0001	$ 0.0001
Subscription Agreement | Founder
Subsequent Events
Unit price				$ 11.50
Subscription Agreement | Preferred Stock | Founder
Subsequent Events
Number of shares issued | shares				17,391,300
Aggregate purchase price | $				$ 200,000,000
Unit price				$ 11.50
Preferred stock, redemption price per share in cash				$ 11.50
Corporate headquarters of dish wireless
Subsequent Events
Purchase price | $			$ 26,750,000
Subsequent Events | Commercial Real Estate Property in Littleton, Colorado
Subsequent Events
Asset acquisition, consideration | $			$ 26,750,000
Common stock, par value (in dollars per share)			$ 0.0001
Subsequent Events | Second Restated Note
Subsequent Events
Money borrowed | $						$ 900,000
Subsequent Events | Sponsor | Second Restated Note
Subsequent Events
Repayments of related party debt | $	$ 900,000
Subsequent Events | Sponsor | First Extension Note
Subsequent Events
Repayments of related party debt | $	1,168,774
Subsequent Events | Sponsor | Second Extension Note
Subsequent Events
Repayments of related party debt | $	$ 539,652
Subsequent Events | Class A common stock
Subsequent Events
Offer to purchase shares for cash in tender | shares		2,120,269
Share price		$ 10.598120
Number of shares validly tendered and not properly withdrawn | shares		1,941,684
Subsequent Events | Subscription Agreement | Founder
Subsequent Events
Preferred stock, redemption price per share in cash							$ 11.50
Subsequent Events | Subscription Agreement | Preferred Stock
Subsequent Events
Number of shares issued | shares	17,391,300
Aggregate purchase price | $	$ 200,000,000
Unit price	$ 11.50
Subsequent Events | Corporate headquarters of dish wireless
Subsequent Events
Purchase price | $	$ 26,750,000
Initial term of lease	10 years
Base rent receivable per month during the first year of the initial term | $	$ 228,500
Rent escalation per annum (as a percent)	2.00%
Number of renewal options | item	2
Renewal term of lease	5 years
Subsequent Events | Corporate headquarters of dish wireless | Class A common stock
Subsequent Events
Common stock, par value (in dollars per share)	$ 0.0001
Number of shares conversion | shares	1
Subsequent Events | Corporate headquarters of dish wireless | Class B common stock
Subsequent Events
Common stock, par value (in dollars per share)	$ 0.0001